Organization (Notes)	3 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
"Western," "we," "us," "our" and the "Company" refer to Western Refining, Inc. and, unless the context otherwise requires, our subsidiaries. Western Refining, Inc. was formed on September 16, 2005, as a holding company prior to our initial public offering and is incorporated in Delaware.
We produce refined products at three refineries: one in El Paso, Texas, one near Gallup, New Mexico and one in St. Paul Park, Minnesota. We sell refined products in Arizona, Colorado, Minnesota, New Mexico, Wisconsin, West Texas, the Mid-Atlantic region and Mexico. Our product sales occur through bulk distribution terminals, wholesale marketing networks and two retail networks with a total of 541 company-owned and franchised retail sites in the United States.
At March 31, 2016, we owned a 38.3% limited partner interest in Northern Tier Energy LP ("NTI") and the public held a 61.7% limited partner interest. We control NTI through our 100% ownership of its general partner.
We entered into an Agreement and Plan of Merger dated as of December 21, 2015 (the “Merger Agreement”) with Western Acquisition Co, LLC, a wholly-owned subsidiary of Western (“MergerCo”), NTI and Northern Tier Energy GP LLC, to acquire all of NTI’s outstanding common units not already held by us (the “Merger”). Each of the outstanding NTI common units held by unitholders other than us (the “NTI Public Unitholders”) will be converted under the terms of the Merger Agreement, into the right to receive, subject to election by the NTI Public Unitholders and proration, (i) $15.00 in cash without interest and 0.2986 of a share of Western’s common stock, par value $0.01 per share (“Western Common Stock”), (ii) $26.06 in cash without interest or (iii) 0.7036 of a share of Western Common Stock. Upon the terms and subject to the conditions set forth in the Merger Agreement, MergerCo will merge with and into NTI and the separate limited liability company existence of MergerCo will cease and NTI will continue to exist, as a limited partnership under Delaware law and as our indirect wholly-owned subsidiary, as the surviving entity in the Merger. The Merger is expected to close in the second quarter of 2016, pending the satisfaction of certain customary conditions and the approval of the Merger and other matters at a special meeting of NTI unitholders by the affirmative vote of holders of a majority of the outstanding NTI common units (including the NTI common units held by us). The transaction is expected to result in 17.2 million additional shares of Western Common Stock outstanding.
Consistent with NTI’s distribution policy, cash distributions with respect to the second quarter of 2016, if any, would normally be declared and paid in August 2016. However, pursuant to the terms of the Merger Agreement, with respect to the quarter in which the closing date ("Closing Date") occurs, which is currently expected to be the second quarter of 2016, assuming all closing conditions are satisfied, NTI will, to the extent it generates available cash in such quarter, make a prorated quarterly distribution to unitholders of record as of immediately prior to the effective time of the Merger (the “Effective Time”) of any such available cash if the record date for the Western's quarterly cash dividend to be paid in that quarter occurs before the Closing Date. Accordingly, in the quarter that the Closing Date occurs, NTI common unitholders who receive Western Common Stock in the Merger will receive (i) an NTI cash distribution in respect of the previous quarter, to the extent that NTI generates available cash in such quarter, and (ii) either an NTI prorated cash distribution in respect of available cash generated by NTI in the quarter in which the Closing Date occurs or (assuming such unitholders continue to hold the shares of Western Common Stock received in the Merger through the record date for such Western dividend) the Western quarterly cash dividend payable in the quarter in which the Closing Date occurs. The amount of any distribution will not have any effect on the merger consideration to be received by the NTI’s unitholders. See Note 21, NTI, for further discussion.
At March 31, 2016, we owned a 66.4% limited partner interest in Western Refining Logistics, LP ("WNRL") and the public held a 33.6% limited partner interest. We control WNRL through our 100% ownership of its general partner and we own the majority of WNRL's limited partnership interests. WNRL owns and operates logistics assets consisting of pipeline and gathering, terminalling, storage and transportation assets as well a wholesale business that operates primarily in the Southwest. WNRL operates its logistics assets primarily for the benefit of the Company. See Note 22, WNRL, for further discussion.
On October 30, 2015, we sold a 375 mile segment of the TexNew Mex Pipeline system to WNRL that extends from WNRL's crude oil station in Star Lake, New Mexico, in the Four Corners region to its T station in Eddy County, New Mexico (the "TexNew Mex Pipeline System"). We also sold an 80,000 barrel crude oil storage tank located at WNRL's crude oil pumping station in Star Lake, New Mexico and certain other related assets. WNRL acquired these assets from us in exchange for $170 million in cash, 421,031 common units representing limited partner interests in WNRL and 80,000 units of a newly created class of limited partner interests in WNRL, referred to as the "TexNew Mex Units." We refer to this transaction as the "TexNew Mex Pipeline Transaction."
The WNRL financial and operational data presented includes the historical results of all assets acquired from Western in the TexNew Mex Pipeline Transaction. The acquisition from Western was a transfer of assets between entities under common control. Accordingly, the financial information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System assets acquired, for periods prior to the effective date of the TexNew Mex Pipeline Transaction.
Effective July 1, 2016, we changed our reportable segments due to changes in our organization. Prior to the Merger, we reported NTI as a separate reportable segment. Following the completion of the Merger, NTI became a wholly-owned subsidiary of Western and, as a result, we moved its assets and operations into our other reportable segments. Beginning on July 1, 2016, our management team began managing our businesses and allocating resources based on three reportable segments.
We have organized our operations into three segments: refining, WNRL and retail based on manufacturing and marketing processes, the nature of our products and services and each segment's respective customer base. The St. Paul Park refinery and related operations are included in the refining segment and the SuperAmerica retail and bakery assets and operations are included in the retail segment.
The condensed consolidated financial statements and accompanying notes included in the Quarterly Report on Form 10-Q for the three months ended March 31, 2016 and 2015, have been recast for the segment changes described above. See Note 3, Segment Information, for further discussion of our business segments.